UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Low-Priced Stock
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 940.50	$ 4.83
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.16	$ 5.03

* Expenses are equal to the Fund's annualized expense ratio of .99%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras sponsored ADR	5.9	3.3
Bed Bath & Beyond, Inc.	2.3	0.9
Safeway, Inc.	1.9	1.7
Oracle Corp.	1.6	1.2
D.R. Horton, Inc.	1.4	1.3
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.3	1.3
NEXT plc	1.2	1.4
UnitedHealth Group, Inc.	1.1	0.7
Unum Group	1.1	1.2
Yara International ASA	1.1	0.5
	18.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.4	21.3
Information Technology	13.8	12.7
Energy	12.9	11.6
Health Care	9.2	7.7
Industrials	8.9	12.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 85.6%		Stocks 88.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 14.3%		Short-Term Investments and Net Other Assets 11.2%
* Foreign investments	32.5%	** Foreign investments	32.1%

Semiannual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 109,105
ArvinMeritor, Inc. (d)(e)	6,817,827	92,586
Drew Industries, Inc. (a)	461,216	12,494
FCC Co. Ltd. (d)	600,000	7,917
Federal Screw Works (e)	150,000	1,455
Gentex Corp.	75,000	1,190
Halla Climate Control Co.	250,000	2,119
INZI Controls Co. Ltd. (e)	919,357	4,481
Johnson Controls, Inc.	7,350,000	259,970
Motonic Corp.	88,310	8,234
Murakami Corp. (e)	765,000	5,468
Piolax, Inc. (e)	800,000	14,957
Samsung Climate Control Co. Ltd.	330,050	2,647
Sewon Precision Industries Co. Ltd.	49,860	2,137
Strattec Security Corp. (e)	350,000	13,157
Yutaka Giken Co. Ltd.	625,000	14,254
		552,171
Automobiles - 0.0%
Glendale International Corp. (a)	370,300	646
Thor Industries, Inc.	5,000	177
		823
Distributors - 0.2%
Computerlinks AG	100,000	1,745
DXP Enterprises, Inc. (a)	25,000	913
Educational Development Corp. (e)	372,892	2,342
Goodfellow, Inc. (e)	771,700	8,051
Strongco Income Fund (d)(e)	650,000	3,944
Uni-Select, Inc. (e)	1,151,800	31,562
		48,557
Diversified Consumer Services - 1.1%
ABC Learning Centres Ltd. (d)	750,000	2,966
Career Education Corp. (a)(d)(e)	9,818,386	213,452
Clip Corp.	110,000	874
Corinthian Colleges, Inc. (a)	2,700,000	22,815
Kyoshin Co. Ltd.	130,000	293
Matthews International Corp. Class A	800,000	39,096
Meiko Network Japan Co. Ltd. (d)	250,000	1,458
Shingakukai Co. Ltd.	200,000	1,275
Shuei Yobiko Co. Ltd. (d)	125,000	710
Steiner Leisure Ltd. (a)(e)	1,680,000	62,479
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Take & Give Needs Co. Ltd. (d)	9,000	$ 1,292
Up, Inc. (e)	780,000	4,255
Wao Corp.	80,600	205
		351,170
Hotels, Restaurants & Leisure - 2.3%
ARK Restaurants Corp.	110,129	3,518
Brinker International, Inc. (e)	7,550,000	140,506
CEC Entertainment, Inc. (a)(e)	3,309,611	77,213
Chimney Co. Ltd.	220,000	2,938
Domino's Pizza, Inc.	1,375,000	18,714
Enterprise Inns PLC	200,000	1,787
Flanigan's Enterprises, Inc. (a)	55,100	455
Jack in the Box, Inc. (a)(e)	6,569,000	192,012
McCormick & Schmick's Seafood Restaurants (a)	339,400	4,453
Monarch Casino & Resort, Inc. (a)	917,476	19,606
Panera Bread Co. Class A (a)	5,000	189
Papa John's International, Inc. (a)(e)	2,987,000	75,541
Punch Taverns Ltd.	800,000	11,204
Red Robin Gourmet Burgers, Inc. (a)	25,000	872
Ruby Tuesday, Inc. (e)	6,372,030	49,001
Ruth's Chris Steak House, Inc. (a)(e)	1,345,027	11,137
Sonic Corp. (a)(e)	5,000,000	110,900
Sportscene Group, Inc. Class A (e)	406,500	6,076
St. Marc Holdings Co. Ltd.	135,000	4,190
		730,312
Household Durables - 3.5%
Abbey PLC (e)	3,400,000	32,461
Barratt Developments PLC (e)	23,900,099	201,937
Beazer Homes USA, Inc. (d)	1,000,000	8,720
Bellway PLC (e)	7,500,000	119,483
Blyth, Inc. (e)	3,450,000	75,176
Chromcraft Revington, Inc. (a)(e)	957,300	5,236
Craftmade International, Inc. (e)	435,876	3,395
D.R. Horton, Inc. (d)(e)	25,000,000	431,250
Decorator Industries, Inc. (e)	243,515	928
Helen of Troy Ltd. (a)(e)	3,000,200	51,003
Henry Boot PLC (e)	8,029,462	23,727
Hovnanian Enterprises, Inc. Class A (a)(d)	5,999,950	59,340
HTL International Holdings Ltd. (e)	26,512,500	7,297
Lenox Group, Inc. (a)(e)	800,000	1,592
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc.	300,000	$ 4,644
M/I Homes, Inc. (d)(e)	1,730,000	25,812
Meritage Homes Corp. (a)(d)	500,000	8,025
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	2,655
P&F Industries, Inc. Class A (a)(e)	313,638	2,195
Stanley Furniture Co., Inc. (e)	1,097,392	14,771
Techtronic Industries Co. Ltd.	18,000,000	18,537
Tempur-Pedic International, Inc. (d)	335,000	6,640
Toso Co. Ltd.	57,000	99
		1,104,923
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (d)	1,000,000	6,499
Komplett ASA (e)	971,300	16,274
NutriSystem, Inc. (a)(d)	90,000	2,576
PetMed Express, Inc. (a)(e)	2,447,040	30,221
		55,570
Leisure Equipment & Products - 0.4%
Aldila, Inc.	12,200	195
Arctic Cat, Inc.	285,010	2,636
Asia Optical Co., Inc.	1,633,167	3,829
JAKKS Pacific, Inc. (a)	1,100,000	25,916
Jumbo SA	1,150,020	36,280
Marine Products Corp. (d)(e)	2,544,816	23,132
MarineMax, Inc. (a)	890,100	13,770
Pool Corp. (d)	1,450,032	35,729
		141,487
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	490,000	20,185
Carrere Group (a)	55,000	537
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	0
Chime Communications PLC (e)	13,500,000	8,214
Cossette Communication Group, Inc. (sub. vtg.) (a)	600,000	5,668
DISH Network Corp. Class A (a)	20,000	565
E.W. Scripps Co. Class A	100,000	4,072
Getty Images, Inc. (a)	2,900,000	72,500
Idearc, Inc.	200,000	3,252
Johnston Press PLC	13,100,000	64,793
Saga Communications, Inc. Class A (a)	1,809,800	10,551
The DIRECTV Group, Inc. (a)	10,000	226
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
TVA Group, Inc. Class B (non-vtg.)	1,500,000	$ 22,196
Westwood One, Inc. (e)	5,053,774	7,985
		220,744
Multiline Retail - 1.8%
Daiwa Co. Ltd.	289,000	495
Dollar Tree Stores, Inc. (a)	3,601,000	100,864
Don Quijote Co. Ltd. (d)	2,100,000	37,248
Harvey Norman Holdings Ltd.	12,000,000	59,717
NEXT plc (e)	13,500,000	381,038
Thanks Japan Corp.	344,900	2,754
Tuesday Morning Corp.	1,049,600	6,340
		588,456
Specialty Retail - 6.0%
Aaron Rents, Inc.	110,000	2,103
Aeropostale, Inc. (a)(d)	750,000	21,128
ARB Corp. Ltd.	500,000	1,726
AutoZone, Inc. (a)	955,400	115,489
Bed Bath & Beyond, Inc. (a)(d)(e)	22,391,532	721,903
BMTC Group, Inc. Class A (sub. vtg.)	3,150,000	61,082
Camaieu SA	7,000	2,778
Charlotte Russe Holding, Inc. (a)	220,000	3,967
Chico's FAS, Inc. (a)	5,000	54
Citi Trends, Inc. (a)	5,000	68
Clinton Cards PLC	4,450,000	4,998
Finlay Enterprises, Inc. (a)(e)	988,722	1,928
Footstar, Inc. (e)	2,016,000	9,092
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Glentel, Inc.	300,000	2,885
Group 1 Automotive, Inc.	1,133,000	29,957
Hibbett Sports, Inc. (a)	40,000	744
Hot Topic, Inc. (a)	1,475,009	8,186
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,709,876	46,577
Le Chateau, Inc. Class A (sub. vtg.)	1,329,200	17,179
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	24,420
Monro Muffler Brake, Inc.	400,000	7,400
Mothers Work, Inc. (a)	11,507	217
Mr. Bricolage SA	299,961	7,177
Nishimatsuya Chain Co. Ltd.	1,200,000	11,500
O'Reilly Automotive, Inc. (a)	775,000	22,808
Osim International Ltd.	8,000,000	2,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	$ 8,673
Rent-A-Center, Inc. (a)(d)	1,224,966	20,947
Rex Stores Corp. (a)(e)	1,375,000	25,548
Right On Co. Ltd. (d)	70,000	616
RONA, Inc. (a)	300,000	4,822
Ross Stores, Inc. (e)	10,000,000	291,500
ScS Upholstery PLC (e)	2,400,000	2,133
Second Chance Properties Ltd.	6,000,000	1,440
Sincere Watch Ltd.	1,999,547	3,373
Sonic Automotive, Inc. Class A (sub. vtg.)	2,349,952	47,117
Staples, Inc.	10,000,000	239,400
The Cato Corp. Class A (sub. vtg.)	2,001,467	32,764
The Men's Wearhouse, Inc.	100,000	2,549
Topps Tiles PLC	100,000	284
USS Co. Ltd.	500,000	29,155
Williams-Sonoma, Inc.	2,300,000	61,824
		1,900,108
Textiles, Apparel & Luxury Goods - 2.5%
Arts Optical International Holdings Ltd.	1,700,000	621
Bijou Brigitte Modische Accessoires AG	30,000	3,797
Billabong International Ltd. (d)	1,000,000	10,625
Cherokee, Inc. (d)	291,584	9,853
Coach, Inc. (a)	10,000	321
Delta Apparel, Inc. (e)	859,700	7,651
Folli Follie SA	750,000	23,372
Fossil, Inc. (a)(d)(e)	4,950,000	168,201
Gildan Activewear, Inc. (a)(e)	6,400,000	236,536
Hampshire Group Ltd. (a)(e)	920,000	10,580
Handsome Co. Ltd.	987,500	12,032
Handsome P&D Corp. (a)	262,500	3,696
Iconix Brand Group, Inc. (a)	249,968	5,197
Il Jeong Industrial Co. Ltd.	10,000	198
JLM Couture, Inc. (a)(e)	197,100	406
K-Swiss, Inc. Class A	2,667,763	48,447
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100,000	1,731
Liz Claiborne, Inc. (e)	5,000,000	109,450
Marimekko Oyj	245,000	5,195
Movado Group, Inc.	600,000	14,532
Quiksilver, Inc. (a)(d)	4,500,000	42,885
Rocky Brands, Inc. (a)(d)(e)	538,458	3,672
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ted Baker PLC	200,000	$ 1,919
Timberland Co. Class A (a)	4,608,600	75,627
Van de Velde (d)	150,000	7,377
		803,921
TOTAL CONSUMER DISCRETIONARY		6,498,242
CONSUMER STAPLES - 8.0%
Beverages - 1.2%
Baron de Ley SA (a)	135,000	9,386
C&C Group PLC	1,400,000	9,393
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,000,000	313,500
Hansen Natural Corp. (a)(d)	1,500,000	57,840
		390,119
Food & Staples Retailing - 4.2%
BJ's Wholesale Club, Inc. (a)(d)	2,000,034	64,881
Cosmos Pharmaceutical Corp. (d)	270,000	3,390
CVS Caremark Corp.	4,500,000	175,815
Daikokutenbussan Co. Ltd.	400,000	2,182
Halows Co. Ltd.	185,000	1,169
Ingles Markets, Inc. Class A	220,794	5,142
Majestic Wine PLC	200,016	949
Metro, Inc. Class A (sub. vtg.) (e)	11,460,645	271,227
Ozeki Co. Ltd. (e)	960,000	26,544
President Chain Store Corp.	4,000,600	11,393
Safeway, Inc. (d)	20,000,000	619,800
San-A Co. Ltd.	165,000	4,415
Sligro Food Group NV	1,375,000	54,191
Sundrug Co. Ltd. (d)	200,000	5,107
Sysco Corp.	10,000	291
Tsuruha Holdings, Inc.	55,000	2,028
Village Super Market, Inc. Class A	80,552	4,107
Walgreen Co.	1,500,000	52,665
Welcia Kanto Co. Ltd.	159,990	5,642
Yaoko Co. Ltd.	500,000	13,308
		1,324,246
Food Products - 1.6%
American Italian Pasta Co. Class A (a)(d)(e)	1,705,900	11,600
Cagle's, Inc. Class A (a)(e)	326,792	2,729
Chiquita Brands International, Inc. (a)	1,010,010	18,867
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cuisine Solutions, Inc. (a)	74,600	$ 295
Food Empire Holdings Ltd.	13,010,000	6,243
Fresh Del Monte Produce, Inc. (e)	5,770,000	184,871
Greggs PLC	20,000	1,756
IAWS Group PLC (Ireland)	3,650,000	74,537
Industrias Bachoco SA de CV sponsored ADR	2,515,000	77,714
Kerry Group PLC Class A	250,000	6,726
Pacific Andes (Holdings) Ltd.	13,000,000	4,128
Pacific Andes International Holdings Ltd.	10,000,000	1,924
People's Food Holdings Ltd.	10,000,000	6,634
President Rice Products PCL	12,000	36
Rocky Mountain Chocolate Factory, Inc.	62,643	733
Samyang Genex Co. Ltd.	120,000	7,883
Select Harvests Ltd.	300,000	1,991
Singapore Food Industries Ltd.	6,000,000	3,197
Smithfield Foods, Inc. (a)	3,000,000	83,550
Sunjin Co. Ltd. (e)	219,400	6,509
United Food Holdings Ltd.	22,400,000	2,213
Yutaka Foods Corp.	28,800	400
		504,536
Household Products - 0.0%
Church & Dwight Co., Inc.	25,000	1,331
Personal Products - 0.6%
EcoGreen Fine Chemical Group Ltd.	7,000,000	2,603
Inter Parfums, Inc.	333,147	5,667
Nature's Sunshine Products, Inc.	639,203	5,753
NBTY, Inc. (a)(e)	3,600,000	87,192
Nutraceutical International Corp. (a)(e)	1,143,504	14,282
Physicians Formula Holdings, Inc. (a)	175,360	1,662
Prestige Brands Holdings, Inc. (a)(d)	1,596,100	11,923
USANA Health Sciences, Inc. (a)(d)(e)	1,299,978	56,354
		185,436
Tobacco - 0.4%
Loews Corp. - Carolina Group	1,650,000	135,515
TOTAL CONSUMER STAPLES		2,541,183
ENERGY - 12.8%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	18,770
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Basic Energy Services, Inc. (a)(d)(e)	4,089,146	$ 73,155
BJ Services Co.	1,900,000	41,325
Bristow Group, Inc. (a)(d)(e)	2,000,000	100,700
Calfrac Well Services Ltd.	100,000	1,396
CE Franklin Ltd. (a)	50,000	321
Enerflex Systems Income Fund	1,050,000	8,517
Ensign Energy Services, Inc.	3,400,000	49,600
Farstad Shipping ASA (e)	2,500,000	59,809
Fugro NV (Certificaten Van Aandelen) unit	2,100,000	143,962
Hercules Offshore, Inc. (a)	1,000,000	23,050
Lufkin Industries, Inc.	100,038	5,289
Nabors Industries Ltd. (a)	550,000	14,971
Oil States International, Inc. (a)(e)	4,955,030	173,723
Pason Systems, Inc. (e)	4,600,000	50,375
Patterson-UTI Energy, Inc.	1,950,000	38,181
ProSafe ASA	9,300,000	134,230
Solstad Offshore ASA	1,250,000	31,742
Superior Energy Services, Inc. (a)	100,000	4,009
Total Energy Services Trust (e)	2,687,000	14,940
		988,065
Oil, Gas & Consumable Fuels - 9.7%
Adams Resources & Energy, Inc. (e)	413,200	10,847
Chesapeake Energy Corp.	7,500,000	279,225
Cimarex Energy Co.	900,000	36,729
Edge Petroleum Corp. (a)(d)(e)	2,005,376	13,256
Hankook Shell Oil Co. Ltd. (e)	77,730	6,794
Holly Corp.	100,000	4,842
Mariner Energy, Inc. (a)	3,531,700	88,504
Michang Oil Industrial Co. Ltd. (e)	173,900	5,822
National Energy Group, Inc.	548,313	2,199
Oil Search Ltd.	23,000,463	87,856
Petroleo Brasileiro SA - Petrobras sponsored ADR	16,900,000	1,878,244
Petroleum Development Corp. (a)(e)	1,275,000	73,313
StatoilHydro ASA sponsored ADR	5,400,000	141,858
Swift Energy Co. (a)	939,417	40,536
Tesoro Corp.	2,000,000	78,100
Tsakos Energy Navigation Ltd.	400,000	13,780
USEC, Inc. (a)(d)(e)	8,600,000	69,402
Vanguard Natural Resources LLC	209,200	3,400
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. (e)	6,600,000	$ 186,714
World Fuel Services Corp. (e)	2,858,698	75,641
		3,097,062
TOTAL ENERGY		4,085,127
FINANCIALS - 7.6%
Capital Markets - 0.1%
Massachusetts Financial Corp. Class A (a)	387,264	1,781
Norvestia Oyj (B Shares) (d)	574,486	6,697
SEI Investments Co.	120,000	3,324
TradeStation Group, Inc. (a)	1,238,700	13,502
		25,304
Commercial Banks - 1.4%
Anglo Irish Bank Corp. plc	10,000,373	142,089
Bank of the Ozarks, Inc. (e)	1,500,000	36,480
Cathay General Bancorp (d)(e)	3,800,000	98,534
Dimeco, Inc.	16,140	747
East West Bancorp, Inc.	251,830	6,059
Epic Bancorp (e)	221,317	2,534
EuroBancshares, Inc. (a)(e)	1,071,513	6,097
First Bancorp, Puerto Rico (d)(e)	8,000,000	76,480
First National Lincoln Corp., Maine	150,000	2,213
Hanmi Financial Corp.	1,524,996	13,115
Intervest Bancshares Corp. Class A	117,493	1,761
Nara Bancorp, Inc.	86,029	1,046
Oriental Financial Group, Inc. (e)	1,495,276	23,880
Ringerikes Sparebank (e)	47,950	1,374
Ringkjoebing Bank (Reg.) (a)	57,630	5,407
S.Y. Bancorp, Inc. (d)	469,900	12,199
Smithtown Bancorp, Inc. (d)	124,293	2,608
Sparebanken More (primary capital certificate)	70,000	3,182
Sparebanken Rogaland (primary capital certificate) (d)	800,000	8,940
W Holding Co., Inc. (d)(e)	10,402,548	15,084
		459,829
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	10,087
First Cash Financial Services, Inc. (a)	120,000	1,201
Nicholas Financial, Inc. (a)	208,054	1,523
		12,811
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
MSCI, Inc. Class A	84,800	$ 2,796
Newship Ltd. (a)	2,500	497
		3,293
Insurance - 5.4%
Assurant, Inc.	4,450,000	288,761
Axis Capital Holdings Ltd.	4,600,000	184,184
Brown & Brown, Inc.	680,000	15,307
Employers Holdings, Inc.	184,353	3,219
Endurance Specialty Holdings Ltd.	920,000	37,278
Financial Industries Corp. (a)(e)	1,043,965	7,047
First Mercury Financial Corp. (a)	200,000	3,822
Genworth Financial, Inc. Class A (non-vtg.)	10,000,030	243,401
IPC Holdings Ltd. (e)	3,700,000	95,201
National Interstate Corp.	316,482	8,985
National Western Life Insurance Co. Class A (e)	181,237	34,034
Nationwide Financial Services, Inc. Class A (sub. vtg.)	2,000,000	88,340
Philadelphia Consolidated Holdings Corp. (a)(e)	4,300,000	153,940
Protective Life Corp.	764,053	30,363
RenaissanceRe Holdings Ltd.	3,100,000	176,669
Unum Group	15,800,000	357,396
		1,727,947
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. (a)	1,527,600	1,131
VastNed Offices/Industrial NV	100,000	2,989
		4,120
Real Estate Management & Development - 0.1%
Cosmos Initia Co. Ltd.	150,000	446
Forestar Real Estate Group, Inc. (a)	5,000	114
Tejon Ranch Co. (a)(d)(e)	993,800	37,586
		38,146
Thrifts & Mortgage Finance - 0.5%
Farmer Mac Class C (non-vtg.)	350,000	9,632
First Financial Service Corp.	150,000	3,413
First Mutual Bancshares, Inc. (e)	666,400	17,946
North Central Bancshares, Inc. (e)	133,861	4,217
Radian Group, Inc. (d)(e)	4,050,000	37,017
Severn Bancorp, Inc.	153,605	1,381
The PMI Group, Inc. (d)(e)	8,925,000	84,788
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)(d)(e)	1,438,451	$ 10,055
WSB Holdings, Inc.	124,958	729
		169,178
TOTAL FINANCIALS		2,440,628
HEALTH CARE - 9.2%
Biotechnology - 0.3%
Amgen, Inc. (a)	2,100,000	97,839
Vital BioTech Holdings Ltd.	5,000,000	170
		98,009
Health Care Equipment & Supplies - 1.5%
Cochlear Ltd.	500,000	31,271
Cooper Companies, Inc. (e)	2,500,012	98,450
Covidien Ltd.	1,000,000	44,630
Exactech, Inc. (a)(e)	1,086,400	24,955
Golden Meditech Co. Ltd.	10,800,000	4,377
Home Diagnostics, Inc. (a)	69,400	557
Kensey Nash Corp. (a)	54,513	1,480
Mani, Inc.	135,000	8,240
Medical Action Industries, Inc. (a)(e)	1,568,250	26,221
Medisize Holding AG	5,000	344
Medtronic, Inc.	800,000	37,256
Nakanishi, Inc.	230,000	24,551
National Dentex Corp. (a)(e)	554,049	7,535
Orthofix International NV (a)(e)	1,300,700	71,122
Somanetics Corp. (a)	250,000	6,700
Span-America Medical System, Inc.	94,479	1,154
St. Jude Medical, Inc. (a)	250,000	10,128
Theragenics Corp. (a)(e)	3,304,620	12,789
Utah Medical Products, Inc. (e)	473,300	13,962
Young Innovations, Inc. (e)	850,000	17,638
Zimmer Holdings, Inc. (a)	500,000	39,135
		482,495
Health Care Providers & Services - 5.7%
Almost Family, Inc. (a)	85,000	1,695
American Dental Partners, Inc. (a)	50,000	442
American HomePatient, Inc. (a)(e)	1,735,000	1,735
AMERIGROUP Corp. (a)(e)	4,000,000	150,080
AmSurg Corp. (a)(e)	2,450,012	63,112
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Apria Healthcare Group, Inc. (a)(e)	4,372,000	$ 92,774
Bio-Reference Laboratories, Inc. (a)	349,979	9,589
Centene Corp. (a)	900,000	21,546
CML Healthcare Income Fund (d)	3,250,000	53,111
Corvel Corp. (a)(e)	1,090,765	26,996
Coventry Health Care, Inc. (a)	2,978,320	168,513
Grupo Casa Saba SA de CV sponsored ADR	192,400	7,375
Health Management Associates, Inc. Class A (e)	19,000,000	102,410
Healthspring, Inc. (a)	1,250,010	25,863
Japan Medical Dynamic Marketing, Inc. (a)	100,000	214
LHC Group, Inc. (a)	149,993	3,459
LifePoint Hospitals, Inc. (a)(d)(e)	4,000,000	108,000
Lincare Holdings, Inc. (a)(e)	9,550,000	319,066
National Healthcare Corp.	447,185	22,408
Omnicare, Inc. (d)	2,100,700	46,509
Patterson Companies, Inc. (a)(d)	4,770,000	152,831
RehabCare Group, Inc. (a)	194,100	4,074
ResCare, Inc. (a)	1,133,515	25,357
United Drug PLC:
(Ireland)	2,999,950	17,406
(United Kingdom)	1,200,000	7,022
UnitedHealth Group, Inc.	7,100,000	360,964
Universal American Financial Corp. (a)	1,199,997	25,116
Virtual Radiologic Corp.	39,400	597
		1,818,264
Health Care Technology - 0.5%
Arrhythmia Research Technology, Inc. (a)(d)(e)	271,041	2,103
Computer Programs & Systems, Inc.	125,000	2,569
IMS Health, Inc.	6,125,000	146,326
		150,998
Life Sciences Tools & Services - 0.4%
Harvard Bioscience, Inc. (a)	100,000	440
ICON PLC sponsored ADR (a)	1,830,000	114,704
Medtox Scientific, Inc. (a)	180,146	3,183
QIAGEN NV (a)	5,000	102
SeraCare Life Sciences, Inc. (a)	259,491	1,557
		119,986
Pharmaceuticals - 0.8%
Fornix Biosciences NV (e)	422,922	10,654
Hisamitsu Pharmaceutical Co., Inc.	1,000,000	33,763
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Il Dong Pharmaceutical Co. Ltd.	182,013	$ 8,446
Merck & Co., Inc.	2,000,000	92,560
Par Pharmaceutical Companies, Inc. (a)	100,000	1,918
Pfizer, Inc.	4,000,000	93,560
Sciele Pharma, Inc. (a)(d)	575,000	13,754
Torii Pharmaceutical Co. Ltd.	604,900	9,284
Whanin Pharmaceutical Co. Ltd.	250,000	3,947
		267,886
TOTAL HEALTH CARE		2,937,638
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.1%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	903
CAE, Inc. (e)	14,900,000	167,477
Cobham PLC	3,000,000	11,126
Moog, Inc. Class A (a)	3,830,000	176,333
		355,839
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)(e)	593,400	1,068
Forward Air Corp.	719,858	22,316
Pacer International, Inc.	16,670	286
Sinwa Ltd.	4,100,000	911
UTI Worldwide, Inc.	50,000	935
		25,516
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,300,000	14,522
MAIR Holdings, Inc. (a)(e)	2,000,026	9,400
Pinnacle Airlines Corp. (a)(d)	568,353	7,639
Republic Airways Holdings, Inc. (a)	1,539,687	30,732
Ryanair Holdings PLC sponsored ADR (a)	1,000,000	33,420
		95,713
Building Products - 0.7%
Aaon, Inc.	587,878	10,464
Dynasty Ceramic PCL (For. Reg.)	500,000	238
Insteel Industries, Inc.	165,255	1,697
Kingspan Group PLC (Ireland)	2,500,000	34,738
Kondotec, Inc.	250,000	1,404
NCI Building Systems, Inc. (a)(e)	2,007,400	57,733
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Permasteelisa SpA	200,000	$ 3,300
Simpson Manufacturing Co. Ltd. (d)(e)	4,500,000	123,975
		233,549
Commercial Services & Supplies - 0.8%
AJIS Co. Ltd.	175,000	4,740
Cintas Corp.	375,000	12,308
Clarius Group Ltd.	1,100,000	1,775
Equifax, Inc.	4,175,000	154,851
GeoEye, Inc. (a)	30,000	1,049
GFK AG	100,000	3,668
Manpower, Inc.	5,000	281
Mitie Group PLC	5,400,000	26,128
Navigant Consulting, Inc. (a)	1,200,346	14,212
RCM Technologies, Inc. (a)(e)	1,160,663	6,314
Robert Half International, Inc.	70,000	1,945
RSDB NV	70,000	3,441
Schawk, Inc. Class A	709,981	10,195
Secom Techno Service Co. Ltd.	65,000	1,944
TrueBlue, Inc. (a)(d)	1,165,561	16,633
VICOM Ltd.	250,000	281
Wesco, Inc.	300,000	759
		260,524
Construction & Engineering - 1.3%
Abengoa SA	250,000	7,949
Arcadis NV	415,000	25,461
Chiyoda Corp.	800,000	9,329
Chodai Co. Ltd.	100,000	346
Dongyang Express & Construction Corp.	20,650	875
Heijmans NV	100,000	3,543
Hibiya Engineering Ltd. (d)	1,200,000	9,062
Hyder Consulting PLC	100,000	850
Imtech NV	1,000,000	20,553
Kaneshita Construction Co. Ltd.	925,000	3,680
KHD Humboldt Wedag International Ltd. (a)	1,100,000	30,239
Koninklijke BAM Groep NV	1,000,000	18,917
Kyeryong Construction Industrial Co. Ltd.	215,000	8,838
Sanyo Engineering & Construction, Inc.	1,000,000	4,185
Shaw Group, Inc. (a)	2,000,000	113,000
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	8,846
ShoLodge, Inc. (a)(e)	500,627	1,252
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Stantec, Inc. (a)(e)	2,973,000	$ 92,963
Takigami Steel Construction Co. Ltd.	80,000	244
URS Corp. (a)	730,100	32,051
Yurtec Corp.	1,150,000	6,035
		398,218
Electrical Equipment - 1.4%
Aichi Electric Co. Ltd.	1,000,000	2,351
AZZ, Inc. (a)(d)(e)	1,088,200	36,749
Belden, Inc.	1,500,000	63,450
BYD Co. Ltd. (H Shares)	500,000	2,757
Chase Corp. (e)	800,000	17,400
Deswell Industries, Inc. (e)	867,268	5,273
Dewey Electronics Corp. (a)	61,200	144
Draka Holding NV (d)	1,475,000	39,545
Encore Wire Corp. (d)(e)	2,000,037	33,361
EnerSys (a)	450,000	10,368
GrafTech International Ltd. (a)(e)	7,000,000	105,350
Koito Industries Ltd.	625,000	2,351
Korea Electric Terminal Co. Ltd. (e)	610,000	13,798
Nexans SA	425,000	46,974
Power Logics Co. Ltd. (a)	525,000	3,332
Prysmian SpA	600,000	12,055
Superior Essex, Inc. (a)(e)	1,541,421	37,071
Universal Security Instruments, Inc. (a)(e)	241,255	1,653
		433,982
Industrial Conglomerates - 0.9%
DCC plc (Ireland) (e)	8,250,000	228,170
Teleflex, Inc.	800,000	47,296
		275,466
Machinery - 1.2%
Aalberts Industries NV	774,956	13,559
Actuant Corp. Class A	45,000	1,230
Cascade Corp. (d)(e)	1,200,000	61,944
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	29,317
Donaldson Co., Inc.	1,000,000	41,900
Foremost Income Fund (e)	1,450,000	13,957
FreightCar America, Inc. (e)	625,321	23,581
Gardner Denver, Inc. (a)	1,077,400	34,951
Gehl Co. (a)	364,487	6,444
Greenbrier Companies, Inc. (e)	1,500,000	29,160
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	225,000	$ 3,836
IDEX Corp.	800,000	24,984
Ingersoll-Rand Co. Ltd. Class A	1,500,000	59,280
Jaya Holdings Ltd.	5,000,000	5,610
S&T Corp.	100,022	3,259
Seksun Corp. Ltd. (e)	28,500,000	14,280
Trifast PLC (e)	7,000,000	8,219
Twin Disc, Inc.	175,986	2,664
Velan, Inc. (sub. vtg.) (a)	421,900	5,684
Wolverine Tube, Inc. (a)(e)	5,174,057	4,113
		387,972
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	625,000	4,702
Road & Rail - 0.9%
Alps Logistics Co. Ltd.	300,000	2,672
Heartland Express, Inc.	2,500,017	40,625
Hutech Norin Co. Ltd.	250,000	1,599
Japan Logistic Systems Corp.	300,000	790
Knight Transportation, Inc. (d)	3,000,000	51,480
Marten Transport Ltd. (a)	557,533	9,484
Old Dominion Freight Lines, Inc. (a)(e)	3,615,103	105,380
Sakai Moving Service Co. Ltd.	300,000	6,630
Trancom Co. Ltd. (e)	860,000	10,514
Universal Truckload Services, Inc. (a)	485,427	10,776
US 1 Industries, Inc. (a)	100,000	162
YRC Worldwide, Inc. (a)(e)	2,867,296	52,500
		292,612
Trading Companies & Distributors - 0.2%
AddTech AB (B Shares)	325,000	6,152
Grafton Group PLC unit	4,350,017	34,136
Hanwa Co. Ltd.	350,000	1,386
Misumi Group, Inc.	275,000	4,469
Mitsui & Co. Ltd.	350,000	6,995
MSC Industrial Direct Co., Inc. Class A	5,000	205
Richelieu Hardware Ltd.	800,000	16,741
Uehara Sei Shoji Co. Ltd.	1,100,000	3,600
Wakita & Co. Ltd.	650,000	3,760
		77,444
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	$ 9,079
Meiko Transportation Co. Ltd.	500,000	5,558
		14,637
TOTAL INDUSTRIALS		2,856,174
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.2%
Arris Group, Inc. (a)	610,000	5,362
Avocent Corp. (a)	200,000	3,320
Bel Fuse, Inc. Class A	451,427	14,161
Black Box Corp. (e)	1,981,025	65,889
Blonder Tongue Laboratories, Inc. (a)	152,040	198
BYD Electronic International Co. Ltd.	1,500,000	1,981
ClearOne Communications, Inc. (a)(e)	940,503	5,079
Ditech Networks, Inc. (a)(e)	3,234,000	10,090
F5 Networks, Inc. (a)	605,000	14,236
Gemtek Technology Corp.	524,552	794
Nera Telecommunications Ltd.	9,000,000	2,287
NETGEAR, Inc. (a)(d)(e)	3,461,327	92,279
Optical Cable Corp. (a)(e)	601,700	2,461
Packeteer, Inc. (a)(d)(e)	3,280,825	16,273
Plantronics, Inc. (e)	4,580,000	87,478
Polycom, Inc. (a)	50,000	1,263
QUALCOMM, Inc.	100,000	4,242
TKH Group NV unit	3,100,000	62,491
		389,884
Computers & Peripherals - 1.3%
ASUSTeK Computer, Inc.	1,397,211	3,643
Datapulse Technology Ltd.	2,500,000	344
Dataram Corp. (e)	858,800	2,843
High Tech Computer Corp.	168,480	3,176
Logitech International SA (Reg.) (a)	5,600,000	169,792
Seagate Technology	6,700,000	135,809
Super Micro Computer, Inc.	917,000	8,730
Teradata Corp. (a)	75,000	1,787
TPV Technology Ltd.	32,500,000	20,590
Unisteel Technology Ltd.	15,843,750	13,865
Xyratex Ltd. (a)(e)	2,553,020	46,082
		406,661
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.0%
CPI International, Inc. (a)(e)	1,059,900	$ 13,715
Delta Electronics, Inc.	16,179,552	41,426
Delta Electronics PCL (For. Reg.)	31,326,800	20,486
Hon Hai Precision Industry Co. Ltd. (Foxconn)	75,104,343	403,141
Huan Hsin Holdings Ltd.	6,900,000	2,824
Ingram Micro, Inc. Class A (a)	1,489,200	26,478
Insight Enterprises, Inc. (a)	700,000	12,089
INTOPS Co. Ltd.	100,000	2,236
Jabil Circuit, Inc.	7,950,000	105,338
Jurong Technologies Industrial Corp. Ltd.	29,873,347	7,800
Kingboard Chemical Holdings Ltd.	34,980,000	144,452
Kingboard Laminates Holdings Ltd.	2,000,000	1,226
Mesa Laboratories, Inc. (e)	230,760	5,206
MOCON, Inc.	17,157	194
Multi-Fineline Electronix, Inc. (a)(d)	1,011,814	13,326
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	6,119
Orbotech Ltd. (a)(e)	2,999,985	51,420
ScanSource, Inc. (a)(e)	2,586,800	81,898
SED International Holdings, Inc. (a)(e)	480,000	696
Sigmatron International, Inc. (a)(e)	371,880	2,890
Sinotronics Holdings Ltd.	15,300,000	1,550
SMART Modular Technologies (WWH), Inc. (a)	650,000	5,363
Softchoice Corp.	30,000	572
Spectrum Control, Inc. (a)(e)	959,981	8,803
SYNNEX Corp. (a)(e)	3,148,500	67,063
Taitron Components, Inc. Class A (sub. vtg.)	359,023	528
Tomen Electronics Corp. (d)	210,000	2,250
Tyco Electronics Ltd.	5,163,000	174,561
Varitronix International Ltd.	12,000,000	7,679
Venture Corp. Ltd.	5,750,000	41,390
Winland Electronics, Inc. (a)(e)	356,100	748
Wireless Telecom Group, Inc. (a)(e)	1,717,712	2,972
Zones, Inc. (a)	102,660	948
		1,257,387
Internet Software & Services - 0.3%
eBay, Inc. (a)	125,000	3,361
Internet Gold Golden Lines Ltd. (a)	548,100	5,465
j2 Global Communications, Inc. (a)(e)	2,815,000	61,677
LiveDeal, Inc. (a)	151,730	759
Marchex, Inc. Class B (d)	1,300,000	10,322
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)(d)	538,132	$ 16,704
TechTarget, Inc.	97,666	1,300
Travelzoo, Inc. (a)(d)	290,000	4,594
United Internet AG	30,000	573
		104,755
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	2,575,000	125,531
Cass Information Systems, Inc.	228,372	6,374
Cognizant Technology Solutions Corp. Class A (a)	670,000	18,693
Computer Sciences Corp. (a)	2,400,000	101,568
CSE Global Ltd. (e)	26,262,500	17,422
Daitec Holding	7,896	5,881
Fidelity National Information Services, Inc.	671,762	28,516
Fiserv, Inc. (a)	1,000,000	51,370
Indra Sistemas SA	1,300,000	33,554
infoUSA, Inc.	1,280,952	11,260
MoneyGram International, Inc.	3,382,449	18,062
SinoCom Software Group Ltd.	17,000,000	3,009
Total System Services, Inc.	1,100,000	25,410
WPCS International, Inc. (a)(d)	5,000	41
Wright Express Corp. (a)	350,000	10,479
		457,170
Office Electronics - 0.5%
Canon, Inc.	3,900,000	166,023
Zebra Technologies Corp. Class A (a)	100,000	3,071
		169,094
Semiconductors & Semiconductor Equipment - 1.4%
Aviza Technology, Inc. (a)	750,299	975
Axcelis Technologies, Inc. (a)(e)	9,170,004	36,588
BE Semiconductor Industries NV (NY Shares) (a)	500,000	2,453
Catalyst Semiconductor, Inc. (a)(e)	1,332,136	5,688
Diodes, Inc. (a)	485,000	11,228
Eagle Test Systems, Inc. (a)(e)	1,606,851	19,105
Integrated Device Technology, Inc. (a)	500,000	3,725
Intest Corp. (a)(e)	909,300	1,928
KEC Corp. (a)	2,500,000	2,967
KEC Holdings Co. Ltd. (a)(e)	1,799,999	3,356
Kulicke & Soffa Industries, Inc. (a)	20,000	108
Maxim Integrated Products, Inc.	10,000,000	196,600
MediaTek, Inc.	4,446,750	44,297
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Melexis NV (e)	3,045,000	$ 45,521
Microchip Technology, Inc.	100,000	3,191
Miraial Co. Ltd.	20,000	486
Omnivision Technologies, Inc. (a)(d)(e)	3,946,000	55,875
		434,091
Software - 3.7%
Amdocs Ltd. (a)	350,000	11,582
Ansys, Inc. (a)(e)	5,740,010	200,384
Catapult Communications Corp. (a)(e)	1,482,532	9,548
Divestco, Inc. (a)(e)	3,501,900	6,944
DMX Technologies Group Ltd.	1,000,000	134
ebix.com, Inc. (a)	71,146	4,506
ECtel Ltd. (a)	154,153	429
Epicor Software Corp. (a)	1,000,000	11,050
EPIQ Systems, Inc. (a)	476,565	7,029
Exact Holdings NV	675,000	28,294
FactSet Research Systems, Inc. (d)	400,000	22,372
Fair Isaac Corp. (d)(e)	4,010,889	102,278
i2 Technologies, Inc. (a)(d)(e)	1,287,178	18,033
ICT Automatisering NV (d)	410,001	5,597
Infomedia Ltd.	600,000	237
Jack Henry & Associates, Inc. (e)	6,500,000	159,770
Oracle Corp. (a)	24,000,000	493,200
Pervasive Software, Inc. (a)(e)	2,314,844	8,681
Progress Software Corp. (a)(e)	2,482,878	73,295
Quality Systems, Inc.	175,000	5,318
SDL plc (a)	20,000	94
Sonic Solutions, Inc. (a)	621,900	5,572
Springsoft, Inc.	6,810,814	6,492
		1,180,839
TOTAL INFORMATION TECHNOLOGY		4,399,881
MATERIALS - 4.2%
Chemicals - 2.0%
Aronkasei Co. Ltd.	500,000	1,730
Dongbu Fine Chemical Co. Ltd.	100,000	1,515
FMC Corp.	2,450,000	130,242
Innospec, Inc. (e)	2,450,000	38,637
Korea Polyol Co. Ltd.	122,064	6,305
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
KPC Holdings Corp.	43,478	$ 2,626
OM Group, Inc. (a)(e)	1,750,000	100,415
Rockwood Holdings, Inc. (a)	100,000	2,936
Soken Chemical & Engineer Co. Ltd.	200,000	5,351
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	959
Yara International ASA	7,000,000	340,458
Yip's Chemical Holdings Ltd.	5,000,000	3,341
		634,515
Construction Materials - 0.0%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	8,063
Mitani Sekisan Co. Ltd.	210,000	1,302
Titan Cement Co. SA (Reg.)	200,000	9,142
		18,507
Containers & Packaging - 0.3%
Kohsoku Corp.	350,000	1,922
Peak International Ltd. (a)(e)	665,450	1,351
Silgan Holdings, Inc.	1,804,908	85,480
Starlite Holdings Ltd.	1,000,000	64
		88,817
Metals & Mining - 1.9%
Blue Earth Refineries, Inc.	439,200	1,054
Compania de Minas Buenaventura SA sponsored ADR	2,500,000	167,500
Croesus Mining NL (a)	73,333	0
Equigold NL	4,500,000	13,638
Gerdau SA sponsored ADR (d)	5,000,000	129,750
Industrias Penoles SA de CV	2,900,000	66,953
Keystone Consolidated Industries, Inc. (a)	10,500	105
Korea Steel Shapes Co. Ltd.	45,960	2,522
POSCO sponsored ADR (d)	1,577,300	213,819
Synalloy Corp. (d)	268,500	4,189
Tohoku Steel Co. Ltd. (e)	440,000	6,621
Uruguay Mineral Exploration, Inc.	325,000	1,101
Webco Industries, Inc. (a)	15,963	1,644
		608,896
Paper & Forest Products - 0.0%
Gunns Ltd.	1,000,000	2,878
TOTAL MATERIALS		1,353,613
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	$ 37,797
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	21,500,000	28,525
SK Telecom Co. Ltd. sponsored ADR	2,400,000	59,592
		88,117
TOTAL TELECOMMUNICATION SERVICES		125,914
UTILITIES - 0.3%
Electric Utilities - 0.3%
Korea Electric Power Corp. sponsored ADR	4,100,000	82,533
Maine & Maritimes Corp. (a)(e)	130,000	4,121
		86,654
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	5,116
Keiyo Gas Co. Ltd.	300,000	1,298
KyungDong City Gas Co. Ltd.	135,000	8,796
Otaki Gas Co. Ltd.	670,000	4,222
		19,432
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd	713,000	286
TOTAL UTILITIES		106,372
TOTAL COMMON STOCKS (Cost $18,751,543)		27,344,772
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 29,680	27,024
TOTAL CONVERTIBLE BONDS (Cost $29,680)		27,024
Money Market Funds - 15.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	4,471,943,643	$ 4,471,944
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	609,236,237	609,236
TOTAL MONEY MARKET FUNDS (Cost $5,081,180)		5,081,180
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $23,862,403)		32,452,976
NET OTHER ASSETS - (1.6)%		(522,929)
NET ASSETS - 100%		$ 31,930,047
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103,174
Fidelity Securities Lending Cash Central Fund	7,653
Total	$ 110,827
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abbey PLC	$ 46,245	$ -	$ -	$ 1,151	$ 32,461
Adams Resources & Energy, Inc.	10,198	-	-	194	10,847
AirNet Systems, Inc.	2,035	-	-	-	1,068
Alabama Aircraft Industries, Inc.	-	-	-	-	903
American Axle & Manufacturing Holdings, Inc.	121,394	-	-	1,505	109,105
American HomePatient, Inc.	3,019	-	-	-	1,735
American Italian Pasta Co. Class A	15,020	-	1,132	-	11,600
AMERIGROUP Corp.	105,095	5,955	864	-	150,080
AmSurg Corp.	64,107	-	2,433	-	63,112
Ansys, Inc.	149,468	2	-	-	200,384
Applebee's International, Inc.	184,500	-	191,250	-	-
Apria Healthcare Group, Inc.	112,746	1,643	-	-	92,774
Arrhythmia Research Technology, Inc.	3,025	-	-	-	2,103
ArvinMeritor, Inc.	135,198	-	-	1,364	92,586
Atlantic Tele-Network, Inc.	35,025	-	-	384	37,797
Axcelis Technologies, Inc.	50,894	-	-	-	36,588
AZZ, Inc.	38,631	-	-	-	36,749
Bank of the Ozarks, Inc.	47,304	29	4,272	390	36,480
Barratt Developments PLC	453,949	-	-	12,010	201,937
Basic Energy Services, Inc.	57,291	28,680	-	-	73,155
Beazer Homes USA, Inc.	27,980	-	9,994	175	-
Bed Bath & Beyond, Inc.	358,220	381,360	-	-	721,903
Bellway PLC	205,186	-	15,036	4,116	119,483
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BJ's Wholesale Club, Inc.	181,686	-	116,627	-	-
Black Box Corp.	79,736	-	-	238	65,889
Blyth, Inc.	84,816	961	8,867	1,040	75,176
Brinker International, Inc.	153,558	46,979	-	1,326	140,506
Bristow Group, Inc.	101,851	-	7,118	-	100,700
C&D Technologies, Inc.	8,663	-	7,724	-	-
CAE, Inc.	193,635	-	1,019	248	167,477
Cagle's, Inc. Class A	2,451	-	-	-	2,729
Cantel Medical Corp.	13,193	-	15,147	-	-
Career Education Corp.	291,410	-	-	-	213,452
Cascade Corp.	81,348	-	-	432	61,944
Catalyst Semiconductor, Inc.	8,225	1,253	4,117	-	5,688
Catapult Communications Corp.	12,631	-	-	-	9,548
Cathay General Bancorp	123,731	-	6,697	822	98,534
CEC Entertainment, Inc.	109,187	-	10,774	-	77,213
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	14,229	-	216	202	17,400
Chime Communications PLC	14,260	-	-	61	8,214
Chromcraft Revington, Inc.	6,749	-	-	-	5,236
ClearOne Communications, Inc.	4,750	-	-	-	5,079
Columbus McKinnon Corp. (NY Shares)	28,127	1,245	-	-	29,317
Commerce Group, Inc., Massachusetts	98,966	11,527	136,837	1,066	-
Communications Systems, Inc.	6,645	-	6,916	51	-
Cooper Companies, Inc.	125,326	-	-	75	98,450
Corvel Corp.	7,449	19,118	-	-	26,996
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CPI International, Inc.	18,039	-	-	-	13,715
Craftmade International, Inc.	7,406	-	-	105	3,395
CSE Global Ltd.	10,024	12,625	-	-	17,422
D.R. Horton, Inc.	511,592	-	72,375	9,404	431,250
Dataram Corp.	3,470	-	-	103	2,843
DCC plc (Ireland)	245,886	-	1,385	2,526	228,170
Decorator Industries, Inc.	1,632	-	-	15	928
Delta Apparel, Inc.	16,618	-	-	43	7,651
Deswell Industries, Inc.	9,535	-	377	241	5,273
Ditech Networks, Inc.	24,126	-	-	-	10,090
Divestco, Inc.	8,718	3,086	-	-	6,944
Dominion Homes, Inc.	3,444	-	542	-	-
Draka Holding NV	183,627	-	78,257	-	-
Drew Industries, Inc.	63,487	-	53,125	-	-
Ducommun, Inc.	18,195	-	20,198	-	-
Eagle Test Systems, Inc.	22,910	1,072	-	-	19,105
ECtel Ltd.	5,530	-	4,986	-	-
Edge Petroleum Corp.	-	15,026	-	-	13,256
Educational Development Corp.	2,487	-	-	-	2,342
Encore Wire Corp.	61,101	-	-	80	33,361
Epic Bancorp	3,587	-	662	23	2,534
Escalon Medical Corp.	3,364	-	2,449	-	-
EuroBancshares, Inc.	9,011	-	-	-	6,097
Exactech, Inc.	18,014	-	913	-	24,955
ExpressJet Holdings, Inc. Class A	28,316	-	316	-	14,522
Fair Isaac Corp.	117,780	34,815	-	140	102,278
Farstad Shipping ASA	68,410	-	-	-	59,809
Federal Screw Works	1,953	-	65	31	1,455
Financial Industries Corp.	7,832	-	1,539	-	7,047
Finlay Enterprises, Inc.	4,934	-	-	-	1,928
First Bancorp, Puerto Rico	73,821	-	161	1,010	76,480
First Mutual Bancshares, Inc.	17,320	-	-	120	17,946
FMC Corp.	256,249	-	174,870	919	-
Footstar, Inc.	9,132	-	-	-	9,092
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Foremost Income Fund	20,519	131	-	956	13,957
Fornix Biosciences NV	7,872	4,472	-	234	10,654
Fossil, Inc.	178,263	-	76,744	-	168,201
FreightCar America, Inc.	7,055	20,223	-	46	23,581
Fremont General Corp.	34,620	-	16,590	-	-
Fresh Del Monte Produce, Inc.	148,867	-	1,163	-	184,871
Friedmans, Inc. Class A	-	-	-	-	-
Genesco, Inc.	83,409	-	75,424	-	-
Genlyte Group, Inc.	184,361	14,572	273,150	-	-
Gildan Activewear, Inc.	288,688	-	74,952	-	236,536
Goodfellow, Inc.	11,924	-	248	423	8,051
GrafTech International Ltd.	116,818	-	9,042	-	105,350
Greenbrier Companies, Inc.	50,055	-	-	240	29,160
Hampshire Group Ltd.	18,321	-	258	-	10,580
Hankook Shell Oil Co. Ltd.	6,332	-	-	380	6,794
Hardinge, Inc.	25,677	1,820	23,469	47	-
Health Management Associates, Inc. Class A	199,234	-	37,475	-	102,410
Heijmans NV	107,244	-	67,888	-	-
Helen of Troy Ltd.	66,634	-	-	-	51,003
Henry Boot PLC	64,229	-	15,049	299	23,727
Hot Topic, Inc.	22,500	-	7,050	-	-
HTL International Holdings Ltd.	16,264	-	-	108	7,297
i2 Technologies, Inc.	20,904	-	-	-	18,033
ICT Automatisering NV	8,489	-	510	-	-
Innospec, Inc.	67,971	-	528	110	38,637
Interstate Bakeries Corp.	4,978	-	209	-	-
Intest Corp.	3,728	-	-	-	1,928
INZI Controls Co. Ltd.	9,172	-	-	164	4,481
IPC Holdings Ltd.	93,109	-	1,538	1,501	95,201
Isewan Terminal Service Co. Ltd.	5,221	4,239	-	69	9,079
j2 Global Communications, Inc.	-	65,657	-	-	61,677
Jack Henry & Associates, Inc.	150,125	6,007	-	829	159,770
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jack in the Box, Inc.	210,175	-	-	-	192,012
JLM Couture, Inc.	463	-	-	-	406
Jos. A. Bank Clothiers, Inc.	48,365	10,244	-	-	46,577
KEC Corp.	7,548	-	4,462	-	-
KEC Holdings Co. Ltd.	3,691	-	159	-	3,356
KHD Humboldt Wedag International Ltd.	43,636	-	14,068	-	-
Komag, Inc.	99,735	-	100,482	-	-
Komplett ASA	25,906	-	488	-	16,274
Korea Electric Terminal Co. Ltd.	17,807	-	-	108	13,798
Lenox Group, Inc.	8,705	-	2,101	-	1,592
Libbey, Inc.	28,026	-	17,388	70	-
LifePoint Hospitals, Inc.	115,245	5,774	2,997	-	108,000
Lincare Holdings, Inc.	341,268	-	443	-	319,066
Liz Claiborne, Inc.	211,156	-	35,441	619	109,450
M/I Homes, Inc.	42,472	-	-	87	25,812
Maine & Maritimes Corp.	4,119	-	697	-	4,121
MAIR Holdings, Inc.	12,560	-	-	-	9,400
Marine Products Corp.	33,892	-	9,490	466	23,132
Massachusetts Financial Corp. Class A	3,781	-	2,537	-	-
Medical Action Industries, Inc.	30,518	-	-	-	26,221
Melexis NV	53,416	-	-	2,200	45,521
Merit Medical Systems, Inc.	27,416	-	32,984	-	-
Meritage Homes Corp.	20,475	7,514	14,305	-	-
Mesa Laboratories, Inc.	5,822	-	-	42	5,206
Metro Inc. Class A (sub vtg.)	345,114	48,792	-	1,861	271,227
Michang Oil Industrial Co. Ltd.	5,889	-	-	108	5,822
Micronetics, Inc.	3,784	-	3,431	-	-
MOCON, Inc.	3,685	-	3,595	50	-
Mothers Work, Inc.	9,247	202	6,832	-	-
Murakami Corp.	4,761	919	111	21	5,468
National Dentex Corp.	9,051	480	-	-	7,535
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
National Western Life Insurance Co. Class A	54,979	-	12,268	70	34,034
NBTY, Inc.	-	101,673	-	-	87,192
NCI Building Systems, Inc.	96,718	210	-	-	57,733
Neoware, Inc.	19,565	-	20,060	-	-
NETGEAR, Inc.	95,740	-	-	-	92,279
NEXT plc	543,926	7,355	27,920	5,121	381,038
Ngai Lik Industrial Holdings Ltd.	4,991	-	-	67	2,655
North Central Bancshares, Inc.	5,453	-	97	94	4,217
Northrim Bancorp, Inc.	12,106	-	9,291	45	-
Nutraceutical International Corp.	16,627	-	-	-	14,282
Odyssey Healthcare, Inc.	30,679	-	27,765	-	-
Oil States International, Inc.	196,131	16,141	-	-	173,723
Old Dominion Freight Lines, Inc.	104,332	-	-	-	105,380
OM Group, Inc.	121,100	-	42,237	-	100,415
Omnivision Technologies, Inc.	60,524	7,107	-	-	55,875
Optical Cable Corp.	3,039	-	-	-	2,461
Option Care, Inc.	66,230	-	66,606	-	-
Orbotech Ltd.	64,650	-	-	-	51,420
Oriental Financial Group, Inc.	13,338	-	-	377	23,880
Orthofix International NV	60,284	-	5,737	-	71,122
Overland Storage, Inc.	2,273	-	1,923	-	-
Ozeki Co. Ltd.	16,590	9,972	-	-	26,544
P&F Industries, Inc. Class A	4,138	-	513	-	2,195
P.A.M. Transportation Services, Inc.	11,408	-	9,313	-	-
Pacific Sunwear of California, Inc.	136,047	-	106,766	-	-
Packeteer, Inc.	24,739	-	2,791	-	16,273
Papa John's International, Inc.	72,690	9,145	-	-	75,541
Pason Systems, Inc.	76,779	-	5,616	328	50,375
Peak International Ltd.	2,813	-	731	-	1,351
Pemco Aviation Group, Inc.	2,367	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pervasive Software, Inc.	11,551	-	-	-	8,681
PetMed Express, Inc.	16,306	17,137	-	-	30,221
Petroleum Development Corp.	51,434	-	-	-	73,313
Philadelphia Consolidated Holdings Corp.	124,683	28,666	-	-	153,940
Piolax, Inc.	14,792	-	-	81	14,957
Plantronics, Inc.	133,246	1,133	7,194	464	87,478
Pomeroy IT Solutions, Inc.	13,410	-	-	-	8,673
Progress Software Corp.	72,082	2,857	-	-	73,295
Quiksilver, Inc.	153,742	-	87,726	-	-
Quipp, Inc.	1,058	-	635	-	-
R&G Financial Corp. Class B	4,651	-	1,853	-	-
Radian Group, Inc.	80,904	20,936	-	99	37,017
RCM Technologies, Inc.	9,884	116	-	-	6,314
RehabCare Group, Inc.	17,287	-	20,720	-	-
ResCare, Inc.	29,958	208	9,893	-	-
Rex Stores Corp.	28,476	-	389	-	25,548
Ringerikes Sparebank	1,371	-	58	-	1,374
Rocky Brands, Inc.	6,262	-	-	-	3,672
Ross Stores, Inc.	147,543	144,196	16,844	1,119	291,500
Ruby Tuesday, Inc.	141,778	-	-	-	49,001
Ruth's Chris Steak House, Inc.	17,690	2,520	-	-	11,137
S.Y. Bancorp, Inc.	20,944	619	10,403	239	-
ScanSource, Inc.	69,020	379	-	-	81,898
ScS Upholstery PLC	10,945	-	146	601	2,133
SED International Holdings, Inc.	720	-	-	-	696
Seksun Corp. Ltd.	13,348	-	-	-	14,280
Shaw Group, Inc.	332,090	-	255,124	-	-
Shinsegae Engineering & Construction Co. Ltd.	14,768	-	-	280	8,846
ShoLodge, Inc.	1,502	-	-	-	1,252
SigmaTel, Inc.	10,919	-	8,514	-	-
Sigmatron International, Inc.	3,987	-	-	-	2,890
Simpson Manufacturing Co. Ltd.	162,747	-	10,210	907	123,975
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sino-Forest Corp.	132,690	-	186,019	-	-
Sino-Forest Corp. (144A)	69,504	-	104,413	-	-
Sonic Corp.	106,399	-	3,580	-	110,900
Spectrum Control, Inc.	15,667	-	-	-	8,803
Sportscene Group, Inc. Class A	5,621	-	-	101	6,076
Standard Pacific Corp.	42,451	9,597	8,812	115	-
Stanley Furniture Co., Inc.	21,723	-	2,442	260	14,771
Stantec, Inc.	121,440	-	26,416	-	92,963
Steiner Leisure Ltd.	69,890	410	-	-	62,479
Strattec Security Corp.	25,500	-	7,005	579	13,157
Strongco Income Fund	3,816	1,071	-	329	3,944
Sunjin Co. Ltd.	10,853	-	-	146	6,509
Superior Essex, Inc.	57,504	5,381	11,388	-	37,071
SYNNEX Corp.	61,606	2,489	-	-	67,063
Teekay Corp.	229,887	-	209,327	1,485	-
Tejon Ranch Co.	38,889	545	-	-	37,586
The Allied Defense Group, Inc.	2,174	-	2,216	-	-
The PMI Group, Inc.	304,075	-	-	937	84,788
Theragenics Corp.	11,653	1,378	-	-	12,789
Tohoku Steel Co. Ltd.	3,713	2,135	-	23	6,621
Tokyo Kisen Co. Ltd.	3,923	585	-	-	4,702
Total Energy Services Trust	21,773	681	-	852	14,940
Trancom Co. Ltd.	4,840	8,933	-	-	10,514
Triad Guaranty, Inc.	-	22,169	-	-	10,055
Trifast PLC	11,971	-	216	135	8,219
Uni-Select, Inc.	25,448	7,968	-	212	31,562
Universal Security Instruments, Inc.	6,468	-	-	-	1,653
Unum Group	451,988	-	67,866	2,423	-
Up, Inc.	4,406	519	-	-	4,255
USANA Health Sciences, Inc.	-	56,578	6,213	-	56,354
USEC, Inc.	142,715	1,357	-	-	69,402
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
USG Corp.	217,388	-	204,249	-	-
Utah Medical Products, Inc.	14,317	-	-	211	13,962
W Holding Co., Inc.	22,990	-	-	780	15,084
W&T Offshore, Inc.	159,256	8,423	15,282	3,211	186,714
Washington Savings Bank Fsb	3,512	-	1,816	32	-
Westwood One, Inc.	26,583	-	-	-	7,985
Winland Electronics, Inc.	1,143	-	-	-	748
Wireless Telecom Group, Inc.	4,655	-	-	-	2,972
Wolverine Tube, Inc.	2,297	4,310	18	-	4,113
World Fuel Services Corp.	40,890	59,159	-	147	75,641
Xyratex Ltd.	53,521	2,224	-	-	46,082
Young Innovations, Inc.	25,892	-	313	63	17,638
YRC Worldwide, Inc.	67,452	23,236	-	-	52,500
Total	$ 15,904,850	$ 1,345,940	$ 3,519,492	$ 74,581	$ 10,715,951
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.5%
Brazil	6.3%
Canada	4.3%
Bermuda	3.1%
United Kingdom	2.7%
Norway	2.4%
Ireland	2.3%
Taiwan	1.6%
Cayman Islands	1.5%
Japan	1.4%
Korea (South)	1.4%
Netherlands	1.4%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $609,035) - See accompanying schedule: Unaffiliated issuers (cost $9,885,025)	$ 16,655,845
Fidelity Central Funds (cost $5,081,180)	5,081,180
Other affiliated issuers (cost $8,896,198)	10,715,951
Total Investments (cost $23,862,403)		$ 32,452,976
Cash		83
Receivable for investments sold		92,367
Receivable for fund shares sold		20,266
Dividends receivable		35,736
Interest receivable		302
Distributions receivable from Fidelity Central Funds		16,610
Prepaid expenses		109
Other receivables		1,064
Total assets		32,619,513

Liabilities
Payable for investments purchased	$ 7,648
Payable for fund shares redeemed	43,155
Accrued management fee	22,508
Other affiliated payables	5,279
Other payables and accrued expenses	1,640
Collateral on securities loaned, at value	609,236
Total liabilities		689,466

Net Assets		$ 31,930,047
Net Assets consist of:
Paid in capital		$ 21,018,209
Undistributed net investment income		16,128
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,304,915
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,590,795
Net Assets, for 817,104 shares outstanding		$ 31,930,047
Net Asset Value, offering price and redemption price per share ($31,930,047 ÷ 817,104 shares)		$ 39.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008
Investment Income
Dividends (including $74,581 earned from other affiliated issuers)		$ 167,413
Interest		591
Income from Fidelity Central Funds		110,827
Total income		278,831

Expenses
Management fee Basic fee	$ 110,446
Performance adjustment	35,016
Transfer agent fees	31,555
Accounting and security lending fees	1,135
Custodian fees and expenses	1,634
Independent trustees' compensation	78
Depreciation in deferred trustee compensation account	(1)
Registration fees	47
Audit	118
Legal	437
Miscellaneous	723
Total expenses before reductions	181,188
Expense reductions	(1,512)	179,676
Net investment income (loss)		99,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,477,213
Other affiliated issuers	1,125,975
Foreign currency transactions	(3,978)
Total net realized gain (loss)		3,599,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,828,991)
Assets and liabilities in foreign currencies	224
Total change in net unrealized appreciation (depreciation)		(5,828,767)
Net gain (loss)		(2,229,557)
Net increase (decrease) in net assets resulting from operations		$ (2,130,402)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 99,155	$ 532,736
Net realized gain (loss)	3,599,210	1,783,288
Change in net unrealized appreciation (depreciation)	(5,828,767)	4,067,939
Net increase (decrease) in net assets resulting from operations	(2,130,402)	6,383,963
Distributions to shareholders from net investment income	(478,905)	(284,254)
Distributions to shareholders from net realized gain	(2,661,909)	(3,181,594)
Total distributions	(3,140,814)	(3,465,848)
Share transactions Proceeds from sales of shares	1,140,259	3,206,586
Reinvestment of distributions	3,050,709	3,372,442
Cost of shares redeemed	(5,959,222)	(6,348,455)
Net increase (decrease) in net assets resulting from share transactions	(1,768,254)	230,573
Redemption fees	1,061	1,392
Total increase (decrease) in net assets	(7,038,409)	3,150,080

Net Assets
Beginning of period	38,968,456	35,818,376
End of period (including undistributed net investment income of $16,128 and undistributed net investment income of $415,741, respectively)	$ 31,930,047	$ 38,968,456
Other Information Shares
Sold	26,828	72,873
Issued in reinvestment of distributions	73,282	84,905
Redeemed	(141,737)	(143,793)
Net increase (decrease)	(41,627)	13,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 45.38	$ 42.40	$ 42.68	$ 36.18	$ 30.08	$ 26.70
Income from Investment Operations
Net investment income (loss) D	.12	.60 G	.31	.22	.05	.01
Net realized and unrealized gain (loss)	(2.67)	6.49	2.29	8.49	6.50	3.93
Total from investment operations	(2.55)	7.09	2.60	8.71	6.55	3.94
Distributions from net investment income	(.57)	(.33)	(.26)	(.12)	(.02)	(.03)
Distributions from net realized gain	(3.18)	(3.78)	(2.62)	(2.09)	(.44)	(.54)
Total distributions	(3.75)	(4.11)	(2.88)	(2.21)	(.46)	(.57)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 39.08	$ 45.38	$ 42.40	$ 42.68	$ 36.18	$ 30.08
Total Return B,C	(5.95)%	18.22%	6.38%	25.32%	21.90%	15.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.97%	.88%	.95%	.98%	1.03%
Expenses net of fee waivers, if any	.99% A	.97%	.88%	.95%	.98%	1.03%
Expenses net of all reductions	.99% A	.96%	.87%	.94%	.97%	1.01%
Net investment income (loss)	.54% A	1.36% G	.72%	.57%	.15%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 31,930	$ 38,968	$ 35,818	$ 37,565	$ 30,392	$ 19,599
Portfolio turnover rate F	26% A	11%	26%	24%	28%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available,

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,324,809
Unrealized depreciation	(2,737,885)
Net unrealized appreciation (depreciation)	$ 8,586,924
Cost for federal income tax purposes	$ 23,866,052

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,268,585 and $9,258,829, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

were equivalent to an annualized rate of .17% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,653.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $634 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $158 and $720, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,047.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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Fidelity
Value Discovery
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 946.50	$ 4.50
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.51	$ 4.67

* Expenses are equal to the Fund's annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	0.0
JPMorgan Chase & Co.	3.3	2.4
AT&T, Inc.	2.9	2.7
Bank of America Corp.	2.6	1.5
Wells Fargo & Co.	1.6	0.6
Procter & Gamble Co.	1.5	0.8
Citigroup, Inc.	1.4	2.4
Amphenol Corp. Class A	1.3	1.0
Verizon Communications, Inc.	1.3	1.5
Endurance Specialty Holdings Ltd.	1.2	1.1
	21.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	21.2
Energy	14.6	14.3
Information Technology	12.6	19.9
Industrials	11.8	11.8
Consumer Discretionary	8.5	8.2
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 99.3%		Stocks 98.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	11.1%	** Foreign investments	15.6%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.2%
Winnebago Industries, Inc. (d)	125,806	$ 2,649,474
Diversified Consumer Services - 0.9%
H&R Block, Inc.	97,000	1,869,190
Service Corp. International	500,300	6,018,609
Stewart Enterprises, Inc. Class A	310,400	2,210,048
		10,097,847
Hotels, Restaurants & Leisure - 0.6%
IHOP Corp.	11,000	585,640
McCormick & Schmick's Seafood Restaurants (a)	24,100	316,192
McDonald's Corp.	116,733	6,251,052
		7,152,884
Household Durables - 2.7%
Beazer Homes USA, Inc. (d)	120,600	1,051,632
Black & Decker Corp.	64,500	4,678,830
Centex Corp.	190,700	5,297,646
D.R. Horton, Inc.	335,200	5,782,200
Lennar Corp. Class A	14,590	300,554
Newell Rubbermaid, Inc.	136,300	3,287,556
Ryland Group, Inc. (d)	160,000	5,393,600
The Stanley Works	58,100	2,984,016
Whirlpool Corp.	32,600	2,774,586
		31,550,620
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	20,500	738,886
Leisure Equipment & Products - 0.6%
Brunswick Corp.	95,200	1,807,848
Eastman Kodak Co.	148,000	2,949,640
MarineMax, Inc. (a)(d)	37,089	573,767
Polaris Industries, Inc. (d)	54,800	2,380,512
		7,711,767
Media - 1.0%
Dolan Media Co.	27,200	616,352
E.W. Scripps Co. Class A	95,200	3,876,544
News Corp.:
Class A	119,152	2,251,973
Class B	12,500	243,000
Spanish Broadcasting System, Inc. Class A (a)	256,000	463,360
The DIRECTV Group, Inc. (a)	55,500	1,253,190
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc. (a)	107,988	$ 1,032,365
Viacom, Inc. Class B (non-vtg.) (a)	57,500	2,228,700
		11,965,484
Multiline Retail - 0.3%
Sears Holdings Corp. (a)(d)	21,500	2,375,535
Tuesday Morning Corp. (d)	142,082	858,175
		3,233,710
Specialty Retail - 1.8%
AutoZone, Inc. (a)	8,900	1,075,832
Citi Trends, Inc. (a)	76,542	1,046,329
Foot Locker, Inc. (d)	293,700	4,020,753
OfficeMax, Inc.	130,317	3,227,952
Shoe Carnival, Inc. (a)	63,400	937,052
Staples, Inc.	113,300	2,712,402
The Children's Place Retail Stores, Inc. (a)(d)	154,396	2,862,502
The Men's Wearhouse, Inc.	56,400	1,437,636
Williams-Sonoma, Inc.	136,600	3,671,808
		20,992,266
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	2,900	98,281
LVMH Moet Hennessy - Louis Vuitton	10,800	1,109,272
VF Corp. (d)	30,300	2,344,311
		3,551,864
TOTAL CONSUMER DISCRETIONARY		99,644,802
CONSUMER STAPLES - 6.0%
Beverages - 0.2%
Remy Cointreau SA	30,262	1,825,479
Food & Staples Retailing - 0.8%
Kroger Co.	110,100	2,802,045
Rite Aid Corp. (a)(d)	1,131,900	3,350,424
SUPERVALU, Inc.	62,700	1,884,762
Winn-Dixie Stores, Inc. (a)	85,034	1,506,802
		9,544,033
Food Products - 2.0%
BioMar Holding AS	65,200	2,533,178
Bunge Ltd.	41,200	4,880,964
Cermaq ASA	189,600	1,945,443
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)(d)	341,800	$ 6,384,824
Corn Products International, Inc.	70,700	2,389,660
Lighthouse Caledonia ASA	25,474	19,544
Marine Harvest ASA (a)	2,997,000	1,614,338
Tyson Foods, Inc. Class A	209,400	2,983,950
		22,751,901
Household Products - 1.5%
Procter & Gamble Co.	273,200	18,017,540
Personal Products - 0.6%
Avon Products, Inc.	183,900	6,440,178
Shiseido Co. Ltd.	30,000	690,900
		7,131,078
Tobacco - 0.9%
Altria Group, Inc.	142,200	10,781,604
TOTAL CONSUMER STAPLES		70,051,635
ENERGY - 14.6%
Energy Equipment & Services - 1.6%
Grey Wolf, Inc. (a)	506,100	3,016,356
Nabors Industries Ltd. (a)	221,486	6,028,849
National Oilwell Varco, Inc. (a)	76,970	4,635,903
Transocean, Inc. (a)	39,968	4,900,077
		18,581,185
Oil, Gas & Consumable Fuels - 13.0%
Arch Coal, Inc.	12,000	528,000
BP PLC sponsored ADR	14,500	924,375
Cabot Oil & Gas Corp.	178,000	6,886,820
Canadian Natural Resources Ltd.	79,700	5,099,434
CONSOL Energy, Inc.	179,500	13,103,500
Exxon Mobil Corp.	650,000	56,159,998
Forest Oil Corp. (a)	135,700	6,136,354
Frontier Oil Corp.	143,717	5,068,899
Occidental Petroleum Corp.	78,700	5,341,369
Patriot Coal Corp. (a)	18,690	742,928
Peabody Energy Corp.	200,900	10,852,618
Petrohawk Energy Corp. (a)	175,596	2,765,637
Plains Exploration & Production Co. (a)	203,600	9,903,104
Quicksilver Resources, Inc. (a)	88,200	5,012,406
Range Resources Corp.	136,500	7,128,030
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.	7,900	$ 240,397
Southwestern Energy Co. (a)	93,800	5,244,358
Valero Energy Corp.	94,216	5,576,645
Williams Companies, Inc.	162,400	5,191,928
		151,906,800
TOTAL ENERGY		170,487,985
FINANCIALS - 24.5%
Capital Markets - 2.2%
Ares Capital Corp.	260,211	3,637,750
Bank of New York Mellon Corp.	134,587	6,275,792
Janus Capital Group, Inc.	129,500	3,497,795
Lehman Brothers Holdings, Inc.	82,141	5,270,988
Merrill Lynch & Co., Inc.	86,400	4,872,960
T. Rowe Price Group, Inc.	46,700	2,362,553
		25,917,838
Commercial Banks - 3.4%
First Merchants Corp.	104,316	2,816,532
First Midwest Bancorp, Inc., Delaware (d)	114,400	3,569,280
IBERIABANK Corp.	45,557	2,342,085
Susquehanna Bancshares, Inc., Pennsylvania	57,900	1,228,638
Wachovia Corp.	304,853	11,867,927
Wells Fargo & Co.	541,900	18,430,019
		40,254,481
Consumer Finance - 0.3%
Capital One Financial Corp.	61,700	3,381,777
Diversified Financial Services - 7.3%
Bank of America Corp.	697,284	30,924,545
Citigroup, Inc.	572,300	16,150,306
JPMorgan Chase & Co.	798,500	37,968,675
		85,043,526
Insurance - 7.8%
AFLAC, Inc.	98,101	6,016,534
American Equity Investment Life Holding Co.	8,494	70,245
American International Group, Inc.	219,100	12,085,556
Aspen Insurance Holdings Ltd.	486,566	13,730,893
Axis Capital Holdings Ltd.	25,851	1,035,074
Endurance Specialty Holdings Ltd.	345,212	13,987,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	56,600	$ 5,755,654
Hartford Financial Services Group, Inc.	50,500	4,078,885
MetLife, Inc.	65,600	3,868,432
National Financial Partners Corp. (d)	80,400	2,902,440
Old Republic International Corp.	144,000	2,149,920
Platinum Underwriters Holdings Ltd.	367,634	12,407,648
Principal Financial Group, Inc.	73,400	4,375,374
Prudential Financial, Inc.	63,500	5,357,495
RenaissanceRe Holdings Ltd.	65,600	3,738,544
		91,560,684
Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	301,600	5,947,552
Chimera Investment Corp.	252,200	4,829,630
Home Properties, Inc.	110,000	5,278,900
		16,056,082
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	365,000	7,084,650
Thrifts & Mortgage Finance - 1.5%
Downey Financial Corp. (d)	33,800	1,166,100
Fannie Mae	159,100	5,387,126
Freddie Mac	66,000	2,005,740
New York Community Bancorp, Inc. (d)	300,000	5,565,000
Washington Federal, Inc.	147,200	3,594,624
		17,718,590
TOTAL FINANCIALS		287,017,628
HEALTH CARE - 7.4%
Biotechnology - 0.2%
Amgen, Inc. (a)	33,900	1,579,401
Genentech, Inc. (a)	18,800	1,319,572
		2,898,973
Health Care Equipment & Supplies - 3.4%
American Medical Systems Holdings, Inc. (a)(d)	240,207	3,432,558
Baxter International, Inc.	96,600	5,867,484
Becton, Dickinson & Co.	62,000	5,364,860
Boston Scientific Corp. (a)	109,000	1,322,170
C.R. Bard, Inc.	81,100	7,831,827
Covidien Ltd.	152,475	6,804,959
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hillenbrand Industries, Inc.	69,900	$ 3,615,228
Inverness Medical Innovations, Inc. (a)	27,400	1,234,370
Varian Medical Systems, Inc. (a)	78,926	4,103,363
		39,576,819
Health Care Providers & Services - 1.1%
Amedisys, Inc. (a)	102,193	4,356,488
DaVita, Inc. (a)	72,400	3,862,540
MWI Veterinary Supply, Inc. (a)	6,251	238,976
Tenet Healthcare Corp. (a)	268,300	1,188,569
Universal American Financial Corp. (a)	141,800	2,967,874
		12,614,447
Health Care Technology - 0.3%
Cerner Corp. (a)	66,300	3,474,120
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	83,500	2,632,755
Pharmaceuticals - 2.2%
Merck & Co., Inc.	216,500	10,019,620
Pfizer, Inc.	552,100	12,913,619
Wyeth	60,200	2,395,960
		25,329,199
TOTAL HEALTH CARE		86,526,313
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	80,400	6,790,584
Honeywell International, Inc.	140,000	8,269,800
Lockheed Martin Corp.	57,200	6,173,024
Northrop Grumman Corp.	23,100	1,833,216
The Boeing Co.	27,700	2,304,086
United Technologies Corp.	112,000	8,221,920
		33,592,630
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	51,800	3,789,688
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	128,917	1,112,554
Delta Air Lines, Inc. (a)	59,100	994,653
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp.	26,700	$ 1,013,265
US Airways Group, Inc. (a)	79,600	1,099,276
		4,219,748
Building Products - 0.2%
Masco Corp.	103,600	2,375,548
Commercial Services & Supplies - 0.8%
Diamond Management & Technology Consultants, Inc.	150,823	701,327
Equifax, Inc.	29,500	1,094,155
IHS, Inc. Class A (a)	23,200	1,437,008
R.R. Donnelley & Sons Co.	39,100	1,364,199
The Brink's Co.	19,400	1,176,222
Waste Management, Inc.	126,000	4,087,440
		9,860,351
Electrical Equipment - 0.3%
Acuity Brands, Inc.	26,700	1,215,117
Cooper Industries Ltd. Class A	42,000	1,870,680
		3,085,797
Industrial Conglomerates - 1.9%
General Electric Co.	320,000	11,331,200
Siemens AG sponsored ADR	81,200	10,539,760
		21,870,960
Machinery - 3.1%
Cummins, Inc.	19,600	946,288
Eaton Corp.	25,000	2,069,000
Flowserve Corp.	97,330	7,992,740
Ingersoll-Rand Co. Ltd. Class A	82,800	3,272,256
Pentair, Inc.	149,451	4,746,564
SPX Corp.	127,120	12,788,272
Sulzer AG (Reg.)	4,345	4,594,664
		36,409,784
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	92,500	2,876,750
Knight Transportation, Inc. (d)	144,600	2,481,336
Landstar System, Inc.	54,400	2,721,632
P.A.M. Transportation Services, Inc. (a)	68,337	1,060,590
Ryder System, Inc.	56,400	2,936,184
Union Pacific Corp.	49,700	6,213,991
		18,290,483
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Rush Enterprises, Inc.:
Class A (a)	241,974	$ 4,060,324
Class B (a)	26,432	414,982
		4,475,306
TOTAL INDUSTRIALS		137,970,295
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	95,300	2,334,850
F5 Networks, Inc. (a)	37,300	877,669
Juniper Networks, Inc. (a)	136,800	3,714,120
Nokia Corp. sponsored ADR	167,800	6,200,210
Powerwave Technologies, Inc. (a)	95,100	361,380
		13,488,229
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	125,400	5,486,250
International Business Machines Corp.	78,700	8,447,658
NCR Corp. (a)	213,800	4,592,424
Network Appliance, Inc. (a)	73,900	1,715,958
Sun Microsystems, Inc. (a)	40,925	716,188
Western Digital Corp. (a)	210,300	5,562,435
		26,520,913
Electronic Equipment & Instruments - 3.9%
Agilent Technologies, Inc. (a)	82,900	2,811,139
Amphenol Corp. Class A	391,814	15,649,051
Arrow Electronics, Inc. (a)	186,643	6,386,923
Avnet, Inc. (a)	180,426	6,424,970
Cogent, Inc. (a)	93,649	923,379
Flextronics International Ltd. (a)	308,500	3,609,450
Ingram Micro, Inc. Class A (a)	113,200	2,012,696
Mellanox Technologies Ltd.	184,178	2,915,538
SYNNEX Corp. (a)	107,997	2,300,336
Tyco Electronics Ltd.	84,375	2,852,719
		45,886,201
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	173,100	5,871,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Accenture Ltd. Class A	45,800	$ 1,585,596
The Western Union Co.	58,100	1,301,440
		2,887,036
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	72,800	2,064,608
Applied Materials, Inc.	223,800	4,010,496
Broadcom Corp. Class A (a)	130,400	2,879,232
Diodes, Inc. (a)	121,687	2,817,054
Fairchild Semiconductor International, Inc. (a)	207,400	2,540,650
FormFactor, Inc. (a)	43,000	1,041,460
Hittite Microwave Corp. (a)	128,341	5,110,539
Infineon Technologies AG sponsored ADR (a)	141,500	1,448,960
Intersil Corp. Class A	86,900	2,001,307
Lam Research Corp. (a)	75,300	2,890,767
Microchip Technology, Inc.	88,100	2,811,271
MIPS Technologies, Inc. (a)	284,922	1,267,903
Nec Electronics Corp. (a)	79,100	1,595,688
ON Semiconductor Corp. (a)(d)	916,787	5,940,780
Skyworks Solutions, Inc. (a)	180,700	1,454,635
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	160,800	1,492,224
Tower Semicondutor Ltd. (a)	1,028,600	1,121,174
Varian Semiconductor Equipment Associates, Inc. (a)	89,100	2,869,911
		45,358,659
Software - 0.6%
Electronic Arts, Inc. (a)	65,306	3,093,545
Symantec Corp. (a)	143,400	2,571,162
THQ, Inc. (a)	74,900	1,348,949
Ubisoft Entertainment SA (a)	196	17,817
		7,031,473
TOTAL INFORMATION TECHNOLOGY		147,044,063
MATERIALS - 3.7%
Chemicals - 2.3%
Albemarle Corp.	126,000	4,568,760
Arkema (a)	36,700	2,083,876
Celanese Corp. Class A	150,940	5,611,949
Monsanto Co.	74,800	8,410,512
Nalco Holding Co.	109,500	2,292,930
Potash Corp. of Saskatchewan, Inc.	9,200	1,296,096
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co. (a)	13,700	$ 1,246,837
Tronox, Inc. Class A	120,400	878,920
		26,389,880
Containers & Packaging - 0.2%
Pactiv Corp. (a)	89,400	2,557,734
Metals & Mining - 1.1%
Alcoa, Inc.	131,700	4,359,270
Goldcorp, Inc.	92,800	3,452,894
Titanium Metals Corp. (d)	236,400	5,139,336
		12,951,500
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	64,299	1,742,503
TOTAL MATERIALS		43,641,617
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	886,705	34,129,275
Qwest Communications International, Inc.	422,000	2,481,360
Verizon Communications, Inc.	385,100	14,957,284
		51,567,919
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	33,100	1,197,889
NII Holdings, Inc. (a)	15,000	639,900
		1,837,789
TOTAL TELECOMMUNICATION SERVICES		53,405,708
UTILITIES - 5.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	107,100	5,868,009
Entergy Corp.	32,800	3,548,304
PPL Corp.	282,989	13,843,822
		23,260,135
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	459,533	8,767,890
Constellation Energy Group, Inc.	97,480	9,159,221
		17,927,111
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.1%
CMS Energy Corp.	610,967	$ 9,573,853
Public Service Enterprise Group, Inc.	33,500	3,216,000
Wisconsin Energy Corp.	253,600	11,546,408
		24,336,261
TOTAL UTILITIES		65,523,507
TOTAL COMMON STOCKS (Cost $1,106,026,017)		1,161,313,553
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 3.79% (b)	10,671,481	10,671,481
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	36,046,300	36,046,300
TOTAL MONEY MARKET FUNDS (Cost $46,717,781)		46,717,781
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,152,743,798)		1,208,031,334
NET OTHER ASSETS - (3.3)%		(38,203,775)
NET ASSETS - 100%		$ 1,169,827,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 355,122
Fidelity Securities Lending Cash Central Fund	204,131
Total	$ 559,253
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Bermuda	6.2%
Germany	1.0%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,609,756) - See accompanying schedule: Unaffiliated issuers (cost $1,106,026,017)	$ 1,161,313,553
Fidelity Central Funds (cost $46,717,781)	46,717,781
Total Investments (cost $1,152,743,798)		$ 1,208,031,334
Cash		364,664
Receivable for investments sold		17,156,224
Receivable for fund shares sold		10,930,389
Dividends receivable		1,275,729
Distributions receivable from Fidelity Central Funds		65,156
Prepaid expenses		3,754
Other receivables		11,861
Total assets		1,237,839,111

Liabilities
Payable for investments purchased	$ 29,744,392
Payable for fund shares redeemed	1,273,724
Accrued management fee	653,150
Other affiliated payables	248,310
Other payables and accrued expenses	45,676
Collateral on securities loaned, at value	36,046,300
Total liabilities		68,011,552

Net Assets		$ 1,169,827,559
Net Assets consist of:
Paid in capital		$ 1,134,534,988
Undistributed net investment income		1,062,561
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,058,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,288,891
Net Assets, for 69,757,877 shares outstanding		$ 1,169,827,559
Net Asset Value, offering price and redemption price per share ($1,169,827,559 ÷ 69,757,877 shares)		$ 16.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 10,513,956
Interest		3,396
Income from Fidelity Central Funds		559,253
Total income		11,076,605

Expenses
Management fee Basic fee	$ 3,474,076
Performance adjustment	627,455
Transfer agent fees	1,298,107
Accounting and security lending fees	204,581
Custodian fees and expenses	17,905
Independent trustees' compensation	2,551
Registration fees	50,108
Audit	28,934
Legal	3,233
Miscellaneous	23,802
Total expenses before reductions	5,730,752
Expense reductions	(24,919)	5,705,833
Net investment income (loss)		5,370,772
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,532,161
Foreign currency transactions	(52,495)
Total net realized gain (loss)		7,479,666
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,571)	(80,631,028)
Assets and liabilities in foreign currencies	946
Total change in net unrealized appreciation (depreciation)		(80,630,082)
Net gain (loss)		(73,150,416)
Net increase (decrease) in net assets resulting from operations		$ (67,779,644)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,370,772	$ 7,708,835
Net realized gain (loss)	7,479,666	54,072,215
Change in net unrealized appreciation (depreciation)	(80,630,082)	105,181,685
Net increase (decrease) in net assets resulting from operations	(67,779,644)	166,962,735
Distributions to shareholders from net investment income	(8,071,792)	(5,382,705)
Distributions to shareholders from net realized gain	(73,209,715)	(22,775,843)
Total distributions	(81,281,507)	(28,158,548)
Share transactions Proceeds from sales of shares	324,447,705	774,015,376
Reinvestment of distributions	77,950,960	26,936,893
Cost of shares redeemed	(295,460,831)	(458,696,479)
Net increase (decrease) in net assets resulting from share transactions	106,937,834	342,255,790
Total increase (decrease) in net assets	(42,123,317)	481,059,977

Net Assets
Beginning of period	1,211,950,876	730,890,899
End of period (including undistributed net investment income of $1,062,561 and undistributed net investment income of $4,015,160, respectively)	$ 1,169,827,559	$ 1,211,950,876
Other Information Shares
Sold	17,809,174	43,583,452
Issued in reinvestment of distributions	4,340,997	1,646,673
Redeemed	(16,396,674)	(25,439,273)
Net increase (decrease)	5,753,497	19,790,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.94	$ 16.53	$ 15.24	$ 12.64	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.13	.09	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(1.03)	2.85	1.77	3.12	1.87	1.10
Total from investment operations	(.95)	2.98	1.86	3.16	1.84	1.09
Distributions from net investment income	(.12)	(.10)	(.03)	(.02)	-	-
Distributions from net realized gain	(1.10)	(.47)	(.54)	(.54)	(.29)	-
Total distributions	(1.22)	(.57)	(.57)	(.56)	(.29)	-
Net asset value, end of period	$ 16.77	$ 18.94	$ 16.53	$ 15.24	$ 12.64	$ 11.09
Total Return B, C	(5.35)%	18.59%	12.54%	26.12%	16.81%	10.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.87%	.94%	.96%	1.13%	1.63% A
Expenses net of fee waivers, if any	.92% A	.87%	.94%	.96%	1.13%	1.50% A
Expenses net of all reductions	.91% A	.87%	.91%	.91%	1.08%	1.44% A
Net investment income (loss)	.86% A	.74%	.57%	.30%	(.21)%	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,169,828	$ 1,211,951	$ 730,891	$ 165,878	$ 58,981	$ 34,974
Portfolio turnover rate F	128% A	146%	202%	113%	164%	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 122,676,940
Unrealized depreciation	(80,529,867)
Net unrealized appreciation (depreciation)	$ 42,147,073
Cost for federal income tax purposes	$ 1,165,884,261

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $844,535,198 and $799,438,160, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,289 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,620 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $204,131.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,886 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1,009 and $5,024, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's

Semiannual Report

10. Other - continued

domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $11,301.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FVD-USAN-0308
1.789740.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 1, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 1, 2008